Long-Term Investments (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 01, 2020 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018
Long-Term Investments (Details) [Line Items]
Total committed capital	¥ 1,270,000
Invested		¥ 40,486		¥ 75,443
Equity interest percentage		10.00%	10.00%	19.84%		25.00%	30.00%
Loss		¥ (39,747)	$ (5,770)	¥ (1,018)	¥ (595)
Cash consideration		5,000				¥ 10,000
Consideration payable		251
Carrying amount				1,500
Equity Method Investments [Member]
Long-Term Investments (Details) [Line Items]
Loss		39,596		200
Startcamp [Member]
Long-Term Investments (Details) [Line Items]
Loss		¥ 153		998	539
BOTO [Member]
Long-Term Investments (Details) [Line Items]
Loss				4	15
Beijing Cloud Apply Co., Ltd. [Member]
Long-Term Investments (Details) [Line Items]
Equity interest percentage							46.00%
Loss				16	¥ 53
Sanli Foundation Education Limited [Member]
Long-Term Investments (Details) [Line Items]
Equity interest percentage		50.00%	50.00%		50.00%
Loss						¥ 43
Shanghai Yurong culture and Art Co., Ltd. [Member]
Long-Term Investments (Details) [Line Items]
Invested				¥ 21,951
Equity interest percentage				18.00%
Chengdu Qingjiao Education Technology Co. [Member]
Long-Term Investments (Details) [Line Items]
Equity interest percentage				10.00%
Gaoze Partnership [Member]
Long-Term Investments (Details) [Line Items]
Invested				¥ 1,134	¥ 42,000